NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 11 – NOTES PAYABLE

Bank acceptance notes:	December 31,
	2018	2017
Due September 28, 2019	$726,903	$-
Due September 28, 2019	726,903	-
Due August 28, 2019	2,326,088	-
Due August 28, 2019	2,326,088
Due March 7, 2019, subsequently repaid on due date	828,669	-
Due March 6, 2019, subsequently repaid on due date	334,375	-
Due February 7,2019, subsequently repaid on due date	726,903	-
Due February 6,2019, subsequently repaid on due date	726,903	-
Due December 19, 2018, subsequently repaid on due date	-	1,530,409
Due October 13, 2018, subsequently repaid on due date	-	1,530,409
Due August 22, 2018, subsequently repaid on due date	-	2,448,655
Due August 22, 2018, subsequently repaid on due date	-	2,448,655
Due August 14, 2018, subsequently repaid on due date	-	765,205
Due June 27, 2018, subsequently repaid on due date	-	1,530,409
Total	$8,722,832	$10,253,742

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $4,653,631 and $7,192,928 restricted cash, as of December 31, 2018 and 2017, respectively.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction.